Reverse Recapitalization - Schedule of Consolidated Statements of Cash Flows and Consolidated Statement of Changes in Stockholders’ Equity (Details)	Dec. 31, 2024 USD ($)
Schedule of Consolidated Statements of Cash Flows and Consolidated Statement of Changes in Stockholders’ Equity [Abstract]
Cash-trust and cash, net of redemptions	$ 6,448,862
Less: transaction costs and professional fees, paid	(5,345,222)
Net proceeds from the Business Combination	1,103,640
Less: private placement warrant liabilities	(1,041,119)
Less: related party notes	(2,205,497)
Less: accrued expenses	(3,079,281)
Less: deferred payables	(1,749,723)
Add: prepaid expenses	70,382
Reverse recapitalization, net	$ (6,901,598)